Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Table] [Abstract]
Health Care Segment Financial Data Table [Text Block]
(In millions)	2011	2010	2009
Health Care
Premiums and fees:
Medical:
Guaranteed cost (1),(2)	$4,176	$3,929	$3,380
Experience-rated (2),(3)	1,934	1,823	1,699
Stop loss	1,451	1,287	1,274
Dental	894	804	731
Medicare	489	1,470	595
Medicare Part D	624	558	342
Other (4)	600	543	515
Total medical	10,168	10,414	8,536
Life and other non-medical	77	103	179
Total premiums	10,245	10,517	8,715
Fees (2),(5)	2,936	2,802	2,669
Total premiums and fees	13,181	13,319	11,384
Mail order pharmacy revenues	1,447	1,420	1,282
Other revenues	234	266	262
Net investment income	274	243	181
Segment revenues	$15,136	$15,248	$13,109
Income taxes	$556	$476	$399
Segment earnings	$991	$861	$731

(1) Includes guaranteed cost premiums primarily associated with open access and commercial HMO, as well as other risk-related products.
(2) Premiums and/or fees associated with certain specialty products are also included.
(3) Includes minimum premium arrangements with a risk profile similar to experience-rated funding arrangements. The risk portion of minimum revenue is reported in experience-rated medical premium whereas the self funding portion of minimum premium revenue is recorded in fees. Also includes certain non-participating cases for which special customer level reporting of experience is required.
(4) Other medical premiums include risk revenue for specialty products.
(5) Represents administrative service fees for medical members and related specialty product fees for non-medical members as well as fees related to Medicare Part D of $61 million in 2011, $57 million in 2010 and $41 million in 2009.

Other Segments Financial Data Table [Text Block]
(In millions)	2011	2010	2009
Disability and Life
Premiums and fees:
Life	$1,256	$1,238	$1,301
Disability	1,268	1,167	1,057
Other	256	262	276
Total	2,780	2,667	2,634
Other revenues	-	123	113
Net investment income	267	261	244
Segment revenues	$3,047	$3,051	$2,991
Income taxes	$109	$120	$109
Segment earnings	$287	$291	$284
International
Premiums and fees:
Health Care	$1,464	$1,037	$884
Supplemental Health, Life, and Accident	1,526	1,231	998
Total	2,990	2,268	1,882
Other revenues	17	25	18
Net investment income	96	82	69
Segment revenues	$3,103	$2,375	$1,969
Income taxes	$100	$93	$35
Equity in income of investees	$8	$10	$8
Segment earnings	$219	$177	$173
Run-off Reinsurance
Premiums and fees and other revenues	$20	$(133)	$(254)
Net investment income	103	114	113
Segment revenues	$123	$(19)	$(141)
Income taxes (benefits)	$(99)	$(136)	$93
Segment earnings (loss)	$(183)	$26	$185
Other Operations
Premiums and fees and other revenues	$169	$174	$176
Net investment income	400	404	407
Segment revenues	$569	$578	$583
Income taxes	$29	$39	$31
Segment earnings	$89	$85	$86
Corporate
Other revenues and eliminations	$(58)	$(62)	$(58)
Net investment income	6	1	-
Segment revenues	$(52)	$(61)	$(58)
Income tax benefits	$(101)	$(98)	$(91)
Segment loss	$(184)	$(211)	$(142)
Realized investment gains (losses)
Realized investment gains (losses)	$62	$75	$(43)
Income taxes (benefits)	21	25	(17)
Realized investment gains (losses),
net of taxes and noncontrolling interest	$41	$50	$(26)
Total
Premiums and fees and other revenues	$19,333	$18,647	$16,157
Mail order pharmacy revenues	1,447	1,420	1,282
Net investment income	1,146	1,105	1,014
Realized investment gains (losses)	62	75	(43)
Total revenues	$21,988	$21,247	$18,410
Income taxes	$615	$519	$559
Segment earnings	$1,219	$1,229	$1,317
Realized investment gains (losses),
net of taxes and noncontrolling interest	$41	$50	$(26)
Shareholders' income from continuing operations	$1,260	$1,279	$1,291

Revenues By Product Table [Text Block]
(In millions)	2011	2010	2009
Medical	$14,568	$14,253	$12,089
Disability	1,280	1,162	1,063
Supplemental Health, Life, and Accident	3,103	2,839	2,748
Mail order pharmacy	1,447	1,420	1,282
Other	382	393	257
Total	$20,780	$20,067	$17,439